RELATED PARTY TRANSACTIONS (Details Textual) (University Of Wisconsin Madison [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
University Of Wisconsin Madison [Member]
Related Party Transaction, Amounts of Transaction	$ 269,000	$ 206,500
Related Party Transaction, Expenses from Transactions with Related Party	$ 349,000